ACCOUNTS RECEIVABLE, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
ACCOUNTS RECEIVABLES
Accounts receivable	¥ 58,973	$ 8,550	¥ 39,370
Allowance for doubtful accounts	(191)	(27)	(765)
Accounts receivable, net	58,782	8,523	38,605
Partners
ACCOUNTS RECEIVABLES
Receivables due from partners	20,235	2,934	8,688
Corporate customers
ACCOUNTS RECEIVABLES
Receivables due from corporate customers	¥ 38,738	$ 5,616	¥ 30,682